united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-23602

Humankind Benefit Corporation
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

HSC Agent Services, Inc.
245 W Chase Street, Baltimore, MD 21217
(Name and address of agent for service)

Registrant’s telephone number, including area code:	646-838-4352

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2024

Item 1. Reports to Stockholders.

(a)

Humankind US Stock ETF - Fund (HKND)

(HKND) NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Humankind US Stock ETF for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.humankindfunds.com/. You can also request this information by contacting us at 888 557-6692.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Humankind U.S. Stock ETF	$12	0.11%

How did the Fund perform during the reporting period?

The equity markets in 2024 continued to rally as the Federal Reserve delivered on expected interest rate cuts in response to declining inflation and as the uncertainty surrounding the US presidential election was uneventfully resolved on election day.  In 2024, the S&P 500 benchmark posted a 25.00% total return, and the Nasdaq Composite achieved 29.60%.  During 2024, the fund’s total return was 10.70% based on its market price compared to 23.93% for the benchmark S&P 1500 index.  This divergence can be attributed to the narrow leadership of capitalization weighted market benchmarks, as exemplified by the concentrated performance of the Magnificent Seven stocks, which returned 67.34% according to the Bloomberg total return index for those seven companies. The Bloomberg Magnificent 7 Total Return Index is an equal-dollar weighted equity benchmark consisting of a fixed basket of the following 7 companies as of 12/31/2024: Tesla Inc., Apple Inc., Amazon.com Inc., Alphabet Inc., Meta Platforms Inc., Microsoft Corp., and NVIDIA Corp.  Sector performance in the fund diverged from the benchmark due to company specific weightings.  The communication services sector posted a return of 33.51% and despite an allocation of approximately 8.69% accounted for about a quarter of the fund’s total gain at 2.69%.  The second most significant estimated contribution of 2.66% was from the Financial sector, which posted a performance of 32.42%.  The healthcare sector, which represents 36.23% of the fund’s investments, delivered a total return of only 4.76%, contributing 1.77% to the fund’s overall performance and explaining a substantial portion of the fund’s relative underperformance to its benchmark.  Focusing on the individual company level, the top five contributing companies were Google, Eli Lilly, Apple, Procter & Gamble, and Walmart with estimated return contributions of 1.41%, 0.83%, 0.68%, 0.66% and 0.65% respectively.  The five largest detractors from performance were Intel, Mosaic, Archer-Daniels Midland, Walgreens, and CVS Health, with estimated return contributions of -0.58%, -0.57%, -0.49%, -0.20% and -0.16% respectively.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Humankind U.S. Stock ETF - NAV
S&P Composite 1500® Index
Humankind US Equity Index
$20,000
$15,000
$10,000
$5,000
$0
$15,757
$13,652
$13,603
Feb-2021
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Humankind U.S. Stock ETF - NAV	S&P Composite 1500® Index	Humankind US Equity Index
Feb-2021	$10,000	$10,000	$10,000
Dec-2021	$12,031	$12,323	$12,045
Dec-2022	$10,942	$10,132	$10,956
Dec-2023	$12,294	$12,712	$12,323
Dec-2024	$13,603	$15,757	$13,652

Average Annual Total Returns

	1 Year	Since Inception (February 23, 2021)
Humankind U.S. Stock ETF - NAV	10.65%	8.32%
S&P Composite 1500® Index	23.95%	12.53%
Humankind US Equity Index	10.78%	8.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$151,293,683
  Number of Portfolio Holdings993
  Advisory Fee $158,516
  Portfolio Turnover30%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.6%
Partnership Shares	0.1%
Right	0.0%
Short Term Investments - Other	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Health Care
36.8%
Consumer Staples
15.1%
Technology
12.8%
Communications
8.7%
Financials
7.8%
Materials
6.9%
Industrials
6.1%
Consumer Discretionary
3.4%
Real Estate
1.0%
Utilities
0.6%
Energy
0.4%
Banks Savings-Deposit Account
0.3%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Banks Savings-Deposit Account	0.3%
Energy	0.4%
Utilities	0.6%
Real Estate	1.0%
Consumer Discretionary	3.4%
Industrials	6.1%
Materials	6.9%
Financials	7.8%
Communications	8.7%
Technology	12.8%
Consumer Staples	15.1%
Health Care	36.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc., Class A	4.5%
Procter & Gamble Company (The)	4.1%
Apple, Inc.	2.6%
Microsoft Corporation	2.5%
Eli Lilly & Company	2.3%
AbbVie, Inc.	2.2%
Deere & Company	2.1%
Merck & Company, Inc.	1.9%
Pfizer, Inc.	1.8%
Mosaic Company (The)	1.7%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Humankind US Stock ETF - Fund (HKND)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.humankindfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-HKND

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)	Zachary Roseman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Roseman is independent for purposes of this Item.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 $ 13,000

2023 $ 10,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 $ 3,000

2023 $ 3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2024, and 2023, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2024, and 2023, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

HKND

Annual Financial Statements

and

Additional Information

December 31, 2024

1-888-557-6692

www.humankindfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Humankind US Stock ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors LLC

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6%
	ADVERTISING & MARKETING - 0.1%
1,992	Interpublic Group of Companies, Inc.	$55,816
770	Omnicom Group, Inc.	66,251
2,118	Stagwell, Inc.(a)	13,936
49	Trade Desk, Inc. (The), Class A(a)	5,759
		141,762
	ASSET MANAGEMENT - 0.6%
109	Affiliated Managers Group, Inc.	20,156
197	Ameriprise Financial, Inc.	104,889
243	Apollo Global Management, Inc.	40,134
128	Ares Management Corporation, Class A	22,660
184	Artisan Partners Asset Management, Inc., Class A	7,921
150	Blackrock, Inc.	153,767
857	Carlyle Group, Inc.	43,270
1,402	Charles Schwab Corporation	103,762
52	Cohen & Steers, Inc.	4,802
251	F&G Annuities & Life, Inc.	10,402
285	Federated Hermes, Inc.	11,716
2,799	Franklin Resources, Inc.	56,792
2,959	Invesco Ltd.	51,723
181	LPL Financial Holdings, Inc.	59,098
521	OmniAb, Inc.(a)	1,844
74	OmniAb, Inc. - Earnout shares(a),(c),(d),(e)	141
486	Raymond James Financial, Inc.	75,490
86	StepStone Group, Inc., Class A	4,978
327	Stifel Financial Corporation	34,688
523	T Rowe Price Group, Inc.	59,146
414	TPG, Inc.	26,016
113	Victory Capital Holdings, Inc.	7,397
		900,792
	AUTOMOTIVE - 0.2%
55	Dorman Products, Inc.(a)	7,125
2,072	Goodyear Tire & Rubber Company(a)	18,648
750	Tesla, Inc.(a)	302,880
		328,653

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 2.8%
112	Ameris Bancorp	$7,008
376	Associated Banc-Corporation	8,986
17,378	Bank of America Corporation	763,763
208	Bank OZK	9,262
223	BankUnited, Inc.	8,512
133	BOK Financial Corporation	14,158
253	Cadence Bank	8,716
122	Cathay General Bancorp	5,808
9,246	Citigroup, Inc.	650,826
1,208	Citizens Financial Group, Inc.	52,862
162	Columbia Banking System, Inc.	4,376
369	Comerica, Inc.	22,823
162	Commerce Bancshares, Inc.	10,094
84	Cullen/Frost Bankers, Inc.	11,277
164	East West Bancorp, Inc.	15,705
1,383	Fifth Third Bancorp	58,473
9	First Citizens BancShares, Inc., Class A	19,017
226	First Hawaiian, Inc.	5,865
1,102	First Horizon Corporation	22,194
1,332	Flagstar Financial, Inc.	12,428
656	FNB Corporation	9,696
351	Fulton Financial Corporation	6,767
111	Glacier Bancorp, Inc.	5,574
171	Hancock Whitney Corporation	9,357
386	Hilltop Holdings, Inc.	11,051
215	Home BancShares, Inc.	6,085
2,486	Huntington Bancshares, Inc.	40,447
4,446	JPMorgan Chase & Company	1,065,751
2,891	KeyCorporation	49,552
236	M&T Bank Corporation	44,370
385	Old National Bancorp	8,356
90	Pinnacle Financial Partners, Inc.	10,295
739	PNC Financial Services Group, Inc.	142,516
116	Prosperity Bancshares, Inc.	8,741

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 2.8% (Continued)
1,911	Regions Financial Corporation	$44,947
293	Simmons First National Corporation, Class A	6,499
87	SouthState Corporation	8,655
305	Synovus Financial Corporation	15,625
101	Texas Capital Bancshares, Inc.(a)	7,898
3,326	Truist Financial Corporation	144,282
84	UMB Financial Corporation	9,480
193	United Bankshares, Inc.	7,247
175	United Community Banks, Inc.	5,654
3,734	US Bancorp	178,597
1,212	Valley National Bancorp	10,981
142	WaFd, Inc.	4,578
201	Webster Financial Corporation	11,099
8,767	Wells Fargo & Company	615,794
170	Western Alliance Bancorp	14,202
103	Wintrust Financial Corporation	12,845
96	WSFS Financial Corporation	5,100
386	Zions Bancorporation	20,941
		4,255,135
	BEVERAGES - 0.4%
291	Coca-Cola Company	18,118
1,708	Keurig Dr Pepper, Inc.	54,861
3,969	PepsiCo, Inc.	603,526
		676,505
	BIOTECH & PHARMA - 15.7%
1,097	4D Molecular Therapeutics, Inc.(a)	6,110
749	89bio, Inc.(a)	5,857
18,323	AbbVie, Inc.	3,255,997
1,446	Absci Corporation(a)	3,788
1,718	ACADIA Pharmaceuticals, Inc.(a)	31,525
662	ADMA Biologics, Inc.(a)	11,353
256	Agios Pharmaceuticals, Inc.(a)	8,412
359	Akero Therapeutics, Inc.(a)	9,987

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA - 15.7% (Continued)
1,228	Alector, Inc.(a)	$2,321
621	Alnylam Pharmaceuticals, Inc.(a)	146,128
488	Altimmune, Inc.(a)	3,518
5,985	Amgen, Inc.	1,559,930
2,702	Amicus Therapeutics, Inc.(a)	25,453
5,243	Amneal Pharmaceuticals, Inc.(a)	41,525
505	Amphastar Pharmaceuticals, Inc.(a)	18,751
292	AnaptysBio, Inc.(a)	3,866
251	ANI Pharmaceuticals, Inc.(a)	13,875
1,450	Apellis Pharmaceuticals, Inc.(a)	46,270
432	Apogee Therapeutics, Inc.(a)	19,570
434	Applied Therapeutics, Inc.(a)	372
815	Arbutus Biopharma Corporation(a)	2,665
192	Arcellx, Inc.(a)	14,724
395	Arcturus Therapeutics Holdings, Inc.(a)	6,703
492	Arcus Biosciences, Inc.(a)	7,326
657	Arcutis Biotherapeutics, Inc.(a)	9,152
3,128	Ardelyx, Inc.(a)	15,859
1,316	Arrowhead Pharmaceuticals, Inc.(a)	24,741
724	Arvinas, Inc.(a)	13,879
398	Astria Therapeutics, Inc.(a)	3,558
371	Avidity Biosciences, Inc.(a)	10,789
274	Axsome Therapeutics, Inc.(a)	23,183
541	Beam Therapeutics, Inc.(a)	13,417
1,377	BioCryst Pharmaceuticals, Inc.(a)	10,355
3,010	Biogen, Inc.(a)	460,289
548	Biohaven Ltd.(a)	20,468
2,364	BioMarin Pharmaceutical, Inc.(a)	155,386
599	Blueprint Medicines Corporation(a)	52,245
1,570	Bridgebio Pharma, Inc.(a)	43,081
25,151	Bristol-Myers Squibb Company	1,422,541
366	Cargo Therapeutics, Inc.(a)	5,278
247	Cassava Sciences, Inc.(a)	583
740	Catalyst Pharmaceuticals, Inc.(a)	15,444

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA - 15.7% (Continued)
811	Celldex Therapeutics, Inc.(a)	$20,494
454	CG oncology, Inc.(a)	13,021
564	Cogent Biosciences, Inc.(a)	4,399
519	Collegium Pharmaceutical, Inc.(a)	14,869
481	Corcept Therapeutics, Inc.(a)	24,238
502	Crinetics Pharmaceuticals, Inc.(a)	25,667
629	Cullinan Oncology, Inc.(a)	7,661
683	Cytek Biosciences Inc(a)	4,433
963	Cytokinetics, Inc.(a)	45,300
738	Day One Biopharmaceuticals, Inc.(a)	9,350
757	Denali Therapeutics, Inc.(a)	15,428
214	Dianthus Therapeutics, Inc.(a)	4,665
85	Disc Medicine, Inc.(a)	5,389
1,375	Dynavax Technologies Corporation(a)	17,559
504	Dyne Therapeutics, Inc.(a)	11,874
445	Edgewise Therapeutics, Inc.(a)	11,882
4,368	Eli Lilly & Company	3,372,096
327	Enliven Therapeutics, Inc.(a)	7,357
633	Evolus, Inc.(a)	6,988
2,028	Exelixis, Inc.(a)	67,532
509	EyePoint Pharmaceuticals, Inc.(a)	3,792
4,342	Geron Corporation(a)	15,371
12,257	Gilead Sciences, Inc.	1,132,179
291	GRAIL, Inc.(a)	5,194
1,011	Guardant Health, Inc.(a)	30,886
997	Halozyme Therapeutics, Inc.(a)	47,667
515	Harmony Biosciences Holdings, Inc.(a)	17,721
815	Ideaya Biosciences, Inc.(a)	20,946
8,130	ImmunityBio, Inc.(a)	20,813
660	Immunome, Inc.(a)	7,009
443	Immunovant, Inc.(a)	10,973
1,834	Incyte Corporation(a)	126,674
734	Innoviva, Inc.(a)	12,735
455	Insmed, Inc.(a)	31,413

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA - 15.7% (Continued)
1,139	Intellia Therapeutics, Inc.(a)	$13,281
633	Intra-Cellular Therapies, Inc.(a)	52,868
1,646	Ionis Pharmaceuticals, Inc.(a)	57,544
3,207	Iovance Biotherapeutics, Inc.(a)	23,732
4,193	Ironwood Pharmaceuticals, Inc.(a)	18,575
404	Janux Therapeutics, Inc.(a)	21,630
7,225	Johnson & Johnson	1,044,880
270	Keros Therapeutics, Inc.(a)	4,274
190	Krystal Biotech, Inc.(a)	29,765
691	Kura Oncology, Inc.(a)	6,019
406	Kymera Therapeutics, Inc.(a)	16,333
154	Ligand Pharmaceuticals, Inc.(a)	16,501
685	Liquidia Corporation(a)	8,056
4,071	Lyell Immunopharma, Inc.(a)	2,605
109	Madrigal Pharmaceuticals, Inc.(a)	33,634
1,488	MannKind Corporation(a)	9,568
5,463	Maravai LifeSciences Holdings, Inc.(a)	29,773
28,909	Merck & Company, Inc.	2,875,867
586	Mind Medicine MindMed, Inc.(a)	4,078
435	Mineralys Therapeutics, Inc.(a)	5,355
197	Mirum Pharmaceuticals, Inc.(a)	8,146
14,427	Moderna, Inc.(a)	599,875
736	Neumora Therapeutics, Inc.(a)	7,802
1,049	Neurocrine Biosciences, Inc.(a)	143,189
2,809	Novavax, Inc., Class A(a)	22,584
262	Nurix Therapeutics, Inc.(a)	4,936
349	Nuvalent, Inc., Class A(a)	27,320
1,876	Nuvation Bio, Inc.(a)	4,990
717	Ocular Therapeutix, Inc.(a)	6,123
440	Olema Pharmaceuticals, Inc.(a)	2,565
11,563	Organon & Company	172,520
477	ORIC Pharmaceuticals, Inc.(a)	3,849
1,208	Pacira BioSciences, Inc.(a)	22,759
98,972	Pfizer, Inc.	2,625,727

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA - 15.7% (Continued)
446	Phathom Pharmaceuticals, Inc.(a)	$3,621
510	Pliant Therapeutics, Inc.(a)	6,717
86	Praxis Precision Medicines, Inc.(a)	6,619
198	Prestige Consumer Healthcare, Inc.(a)	15,462
1,172	Prime Medicine, Inc.(a)	3,422
277	Protagonist Therapeutics, Inc.(a)	10,692
627	PTC Therapeutics, Inc.(a)	28,303
2,275	Recursion Pharmaceuticals, Inc., Class A(a)	15,379
1,298	Regeneron Pharmaceuticals, Inc.(a)	924,604
943	REGENXBIO, Inc.(a)	7,289
1,184	Relay Therapeutics, Inc.(a)	4,878
829	REVOLUTION Medicines, Inc.(a)	36,260
285	Rhythm Pharmaceuticals, Inc.(a)	15,954
1,053	Rocket Pharmaceuticals, Inc.(a)	13,236
6,374	Royalty Pharma plc, Class A	162,601
1,869	Sage Therapeutics, Inc.(a)	10,149
6,203	Sana Biotechnology, Inc.(a)	10,111
952	Sarepta Therapeutics, Inc.(a)	115,754
1,665	Savara, Inc.(a)	5,112
323	Scholar Rock Holding Corporation(a)	13,960
306	Scilex Holding Company(a)	130
1,039	SIGA Technologies, Inc.	6,244
470	Silverback Therapeutics, Inc.(a)	4,959
636	SpringWorks Therapeutics, Inc.(a)	22,979
292	Spyre Therapeutics, Inc.(a)	6,798
350	Stoke Therapeutics, Inc.(a)	3,861
1,366	Summit Therapeutics, Inc.(a)	24,376
645	Supernus Pharmaceuticals, Inc.(a)	23,323
866	Syndax Pharmaceuticals, Inc.(a)	11,449
1,538	Tango Therapeutics, Inc.(a)	4,752
235	Tarsus Pharmaceuticals, Inc.(a)	13,012
637	TG Therapeutics, Inc.(a)	19,174
407	Travere Therapeutics, Inc.(a)	7,090
520	Twist Bioscience Corporation(a)	24,164

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA - 15.7% (Continued)
432	Tyra Biosciences, Inc.(a)	$6,005
645	Ultragenyx Pharmaceutical, Inc.(a)	27,135
321	United Therapeutics Corporation(a)	113,262
604	Vaxcyte, Inc.(a)	49,443
369	Vera Therapeutics, Inc.(a)	15,605
2,067	Vertex Pharmaceuticals, Inc.(a)	832,381
29,627	Viatris, Inc.	368,856
1,167	Viking Therapeutics, Inc.(a)	46,960
2,847	Vir Biotechnology, Inc.(a)	20,897
323	Viridian Therapeutics, Inc.(a)	6,192
612	Xencor, Inc.(a)	14,064
446	Y-mAbs Therapeutics, Inc.(a)	3,492
441	Zymeworks, Inc.(a)	6,456
		23,739,754
	CABLE & SATELLITE - 0.9%
33	Cable One, Inc.	11,950
751	Charter Communications, Inc., Class A(a)	257,420
24,403	Comcast Corporation, Class A	915,845
583	Liberty Broadband Corporation - Series A(a)	43,352
5,239	Liberty Latin America Ltd., C(a)	33,215
1,630	Sirius XM Holdings, Inc.	37,164
		1,298,946
	CHEMICALS - 6.7%
421	AdvanSix, Inc.	11,994
93	Air Products and Chemicals, Inc.	26,974
130	Albemarle Corporation	11,190
240	Ashland, Inc.	17,150
345	Axalta Coating Systems Ltd.(a)	11,806
56	Cabot Corporation	5,113
282	Celanese Corporation	19,517
16,948	CF Industries Holdings, Inc.	1,446,003

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	CHEMICALS - 6.7% (Continued)
702	Chemours Company (The)	$11,864
38,273	Corteva, Inc.	2,180,030
1,665	CVR Partners, L.P.	126,473
7,402	Dow, Inc.	297,042
5,812	DuPont de Nemours, Inc.	443,165
171	Eastman Chemical Company	15,616
5,615	Ecolab, Inc.	1,315,707
632	Element Solutions, Inc.	16,072
21,961	FMC Corporation	1,067,524
329	Hawkins, Inc.	40,359
3,118	Huntsman Corporation	56,218
264	Ingevity Corporation(a)	10,758
105	Innospec, Inc.	11,556
1,088	International Flavors & Fragrances, Inc.	91,990
14,603	LSB Industries, Inc.(a)	110,837
103,532	Mosaic Company (The)	2,544,817
435	PPG Industries, Inc.	51,961
75	Quaker Chemical Corporation	10,557
73	Rogers Corporation(a)	7,418
173	Sensient Technologies Corporation	12,328
176	Sherwin-Williams Company (The)	59,828
716	Westlake Corporation	82,089
		10,113,956
	COMMERCIAL SUPPORT SERVICES - 0.6%
699	ABM Industries, Inc.	35,775
3,676	ADT, Inc.	25,401
10,529	Advantage Solutions, Inc.(a)	30,745
3,625	Alight, Inc., Class A	25,085
1,106	AMN Healthcare Services, Inc.(a)	26,455
223	ASGN, Inc.(a)	18,585
174	Barrett Business Services, Inc.	7,559
159	Brady Corporation, Class A	11,742
250	Brink’s Company (The)	23,193
88	CBIZ, Inc.(a)	7,201

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.6% (Continued)
262	Cintas Corporation	$47,867
76	Clean Harbors, Inc.(a)	17,491
108	CorVel Corporation(a)	12,016
28	CRA International, Inc.	5,242
1,197	Cross Country Healthcare, Inc.(a)	21,737
138	FTI Consulting, Inc.(a)	26,376
266	H&R Block, Inc.	14,055
136	Heidrick & Struggles International, Inc.	6,026
81	Huron Consulting Group, Inc.(a)	10,065
663	Insperity, Inc.	51,389
2,507	Kelly Services, Inc., Class A	34,948
195	Kforce, Inc.	11,056
204	Korn Ferry	13,760
2,497	ManpowerGroup, Inc.	144,126
273	Republic Services, Inc.	54,922
648	Robert Half, Inc.	45,658
375	TriNet Group, Inc.	34,039
68	UniFirst Corporation	11,634
498	Waste Management, Inc.	100,491
		874,640
	CONSTRUCTION MATERIALS - 0.0%(b)
275	Advanced Drainage Systems, Inc.	31,790
87	Carlisle Companies, Inc.	32,089
102	Knife River Corporation(a)	10,367
		74,246
	CONSUMER SERVICES - 0.0%(b)
268	Service Corp International	21,392
422	Upbound Group, Inc.	12,310
		33,702
	CONTAINERS & PACKAGING - 0.1%
132	AptarGroup, Inc.	20,737
1,198	Berry Global Group, Inc.	77,474
625	Sealed Air Corporation	21,144

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	CONTAINERS & PACKAGING - 0.1% (Continued)
68	UFP Technologies, Inc.(a)	$16,627
		135,982
	DATA CENTER REIT - 0.0%(b)
159	Digital Realty Trust, Inc.	28,195
40	Equinix, Inc.	37,716
		65,911
	DIVERSIFIED INDUSTRIALS - 0.1%
697	3M Company	89,976
97	Dover Corporation	18,197
406	Emerson Electric Company	50,315
156	Illinois Tool Works, Inc.	39,555
45	ITT, Inc.	6,430
		204,473
	E-COMMERCE DISCRETIONARY - 0.7%
4,518	Amazon.com, Inc.(a)	991,203
1,234	Chewy, Inc., Class A(a)	41,327
1,284	eBay, Inc.	79,544
		1,112,074
	ELECTRICAL EQUIPMENT - 0.3%
207	A O Smith Corporation	14,119
214	Acuity Brands, Inc.	62,516
55	Advanced Energy Industries, Inc.	6,360
90	AMETEK, Inc.	16,223
1,033	Amphenol Corporation, Class A	71,742
287	API Group Corporation(a)	10,323
95	Carrier Global Corporation	6,485
209	Fortive Corporation	15,675
89	Generac Holdings, Inc.(a)	13,799
32	Hubbell, Inc.	13,405
48	Itron, Inc.(a)	5,212
103	Keysight Technologies, Inc.(a)	16,545
443	Kimball Electronics, Inc.(a)	8,297
46	Littelfuse, Inc.	10,840
209	NEXTracker, Inc., Class A(a)	7,635

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ELECTRICAL EQUIPMENT - 0.3% (Continued)
395	Novanta, Inc.(a)	$60,344
282	Otis Worldwide Corporation	26,116
111	Rockwell Automation, Inc.	31,723
229	Trimble, Inc.(a)	16,181
146	Vertiv Holdings Company	16,587
262	Vontier Corporation	9,555
180	Watts Water Technologies, Inc., Class A	36,594
		476,276
	ENGINEERING & CONSTRUCTION - 0.5%
1,144	AECOM	122,202
21	Comfort Systems USA, Inc.	8,905
54	EMCOR Group, Inc.	24,511
31	Installed Building Products, Inc.	5,433
3,332	Jacobs Solutions, Inc.	445,222
282	NV5 Global, Inc.(a)	5,313
96	Quanta Services, Inc.	30,341
597	Tetra Tech, Inc.	23,784
		665,711
	ENTERTAINMENT CONTENT - 0.5%
26	AppLovin Corporation, Class A(a)	8,420
187	Electronic Arts, Inc.	27,358
761	Endeavor Group Holdings, Inc., Class A	23,812
2,064	Fox Corporation - Class B	94,407
2,489	Lions Gate Entertainment Corporation, Class A(a)	21,256
6,929	Paramount Global	154,517
83	Take-Two Interactive Software, Inc.(a)	15,279
2,727	Walt Disney Company (The)	303,651
11,001	Warner Bros Discovery, Inc.(a)	116,280
1,734	Warner Music Group Corporation	53,754
		818,734

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	FOOD - 3.3%
2,975	B&G Foods, Inc.	$20,498
20,624	Conagra Brands, Inc.	572,316
1,177	Darling Ingredients, Inc.(a)	39,653
6,724	Flowers Foods, Inc.	138,918
22,272	Fresh Del Monte Produce, Inc.	739,653
7,066	General Mills, Inc.	450,599
3,266	Hain Celestial Group, Inc. (The)(a)	20,086
569	Hershey Company (The)	96,360
5,292	Ingredion, Inc.	727,968
218	J & J Snack Foods Corporation	33,818
7,386	J M Smucker Company (The)	813,346
201	John B Sanfilippo & Son, Inc.	17,509
5,117	Kellanova	414,323
79	Lancaster Colony Corporation	13,678
964	McCormick & Company, Inc.	73,495
650	Mission Produce, Inc.(a)	9,341
7,613	Mondelez International, Inc., A	454,724
1,198	Post Holdings, Inc.(a)	137,123
708	Simply Good Foods Company (The)(a)	27,598
2,884	The Campbell’s Company	120,782
1,052	TreeHouse Foods, Inc.(a)	36,957
1,575	Utz Brands, Inc.	24,665
3,976	WK Kellogg Company	71,528
		5,054,938
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(b)
108	Boise Cascade Company	12,837
384	Magnera Corporation(a)	6,977
124	UFP Industries, Inc.	13,969
		33,783
	GAS & WATER UTILITIES - 0.6%
776	American States Water Company	60,311
4,376	American Water Works Company, Inc.	544,768
2,366	California Water Service Group	107,251
3,498	Essential Utilities, Inc.	127,047

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	GAS & WATER UTILITIES - 0.6% (Continued)
335	Middlesex Water Company	$17,631
1,502	SJW Group	73,929
239	York Water Company (The)	7,820
		938,757
	HEALTH CARE FACILITIES & SERVICES - 9.3%
387	Acadia Healthcare Company, Inc.(a)	15,345
17,979	AdaptHealth Corporation(a)	171,160
129	Addus HomeCare Corporation(a)	16,170
15,793	agilon health, Inc.(a)	30,007
444	Amedisys, Inc.(a)	40,311
350	Apollo Medical Holdings, Inc.(a)	11,036
5,833	BrightSpring Health Services, Inc.(a)	99,336
5,907	Brookdale Senior Living, Inc.(a)	29,712
3,977	Cardinal Health, Inc.	470,360
2,233	Cencora, Inc.	501,710
9,744	Centene Corporation(a)	590,291
796	Charles River Laboratories International, Inc.(a)	146,942
71	Chemed Corporation	37,616
5,294	Cigna Group (The)	1,461,885
3,335	Concentra Group Holdings Parent, Inc.	65,966
13,655	CVS Health Corporation	612,973
1,244	DaVita, Inc.(a)	186,040
1,695	Elevance Health, Inc.	625,286
1,098	Encompass Health Corporation	101,400
295	Ensign Group, Inc. (The)	39,194
9,520	Fortrea Holdings, Inc.(a)	177,548
2,830	Fulgent Genetics, Inc.(a)	52,270
3,487	Ginkgo Bioworks Holdings, Inc.(a)	34,242
4,317	HCA Healthcare, Inc.	1,295,747
3,057	Henry Schein, Inc.(a)	211,544
1,612	Humana, Inc.	408,980
4,190	IQVIA Holdings, Inc.(a)	823,377
6,095	Labcorp Holdings, Inc.	1,397,705
1,049	LifeStance Health Group, Inc.(a)	7,731

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 9.3% (Continued)
1,237	McKesson Corporation	$704,979
217	Medpace Holdings, Inc.(a)	72,094
405	Molina Healthcare, Inc.(a)	117,875
141	National HealthCare Corporation	15,166
2,983	NeoGenomics, Inc.(a)	49,160
47,621	OPKO Health, Inc.(a)	70,003
2,689	Option Care Health, Inc.(a)	62,385
6,640	Owens & Minor, Inc.(a)	86,785
1,149	Patterson Companies, Inc.	35,458
3,112	Pediatrix Medical Group, Inc.(a)	40,829
240	Pennant Group, Inc. (The)(a)	6,365
617	Premier, Inc., Class A	13,080
581	Progyny, Inc.(a)	10,022
5,928	Quest Diagnostics, Inc.	894,298
1,565	RadNet, Inc.(a)	109,300
4,134	Select Medical Holdings Corporation	77,926
626	SI-BONE, Inc.(a)	8,777
2,278	Surgery Partners, Inc.(a)	48,225
1,228	Teladoc Health, Inc.(a)	11,163
3,166	Tenet Healthcare Corporation(a)	399,644
2,529	UnitedHealth Group, Inc.	1,279,320
1,647	Universal Health Services, Inc., Class B	295,505
93	US Physical Therapy, Inc.	8,250
		14,078,493
	HEALTH CARE REIT - 0.1%
673	Healthpeak Properties, Inc.	13,641
1,302	Ventas, Inc.	76,675
261	Welltower, Inc.	32,894
		123,210
	HOME & OFFICE PRODUCTS - 0.1%
2,953	Newell Brands, Inc.	29,412
1,078	Scotts Miracle-Gro Company (The)	71,515

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HOME & OFFICE PRODUCTS - 0.1% (Continued)
580	Whirlpool Corporation	$66,398
		167,325
	HOME CONSTRUCTION - 0.6%
492	Beazer Homes USA, Inc.(a)	13,510
18	Cavco Industries, Inc.(a)	8,032
331	Century Communities, Inc.	24,282
115	Champion Homes, Inc.(a)	10,132
1,507	DR Horton, Inc.	210,709
476	Dream Finders Homes, Inc.(a)	11,077
145	Green Brick Partners, Inc.(a)	8,191
116	Hovnanian Enterprises, Inc., Class A(a)	15,523
540	KB Home	35,489
1,334	Lennar Corporation, Class B	176,288
189	LGI Homes, Inc.(a)	16,897
171	M/I Homes, Inc.(a)	22,734
359	Masco Corporation	26,053
220	Meritage Homes Corporation	33,840
8	NVR, Inc.(a)	65,431
802	PulteGroup, Inc.	87,338
748	Taylor Morrison Home Corporation(a)	45,785
433	Toll Brothers, Inc.	54,536
706	Tri Pointe Homes, Inc.(a)	25,600
		891,447
	HOTEL REITS - 0.0%(b)
1,367	Host Hotels & Resorts, Inc.	23,950

	HOUSEHOLD PRODUCTS - 6.9%
921	Central Garden & Pet Company, Class A(a)	30,439
4,987	Church & Dwight Company, Inc.	522,189
2,008	Clorox Company (The)	326,119
22,538	Colgate-Palmolive Company	2,048,929
1,160	Coty, Inc., Class A(a)	8,074
1,283	Energizer Holdings, Inc.	44,764
929	Estee Lauder Companies, Inc. (The), Class A	69,656

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HOUSEHOLD PRODUCTS - 6.9% (Continued)
26,171	Kenvue, Inc.	$558,751
1,167	Kimberly-Clark Corporation	152,924
36,835	Procter & Gamble Company (The)	6,175,388
278	Quanex Building Products Corporation	6,739
237	Reynolds Consumer Products, Inc.	6,396
5,104	Spectrum Brands Holdings, Inc.	431,237
		10,381,605
	INDUSTRIAL INTERMEDIATE PROD - 0.0%(b)
79	AZZ, Inc.	6,472
60	Mueller Industries, Inc.	4,762
228	Proto Labs, Inc.(a)	8,912
103	Timken Company	7,351
		27,497
	INDUSTRIAL REIT - 0.0%(b)
364	Prologis, Inc.	38,475

	INDUSTRIAL SUPPORT SERVICES - 0.3%
71	Applied Industrial Technologies, Inc.	17,002
308	Core & Main, Inc., Class A(a)	15,680
482	Fastenal Company	34,661
242	Global Industrials, Co.	5,999
154	MSC Industrial Direct Company, Inc., Class A	11,502
1,534	Resideo Technologies, Inc.(a)	35,359
92	SiteOne Landscape Supply, Inc.(a)	12,123
11,449	Titan Machinery, Inc.(a)	161,774
201	U-Haul Holding Company(a)	13,887
24	United Rentals, Inc.	16,907
71	Watsco, Inc.	33,646
111	WESCO International, Inc.	20,087
64	WW Grainger, Inc.	67,459
		446,086
	INFRASTRUCTURE REIT - 0.0%(b)
282	American Tower Corporation, Class A	51,722
299	Crown Castle, Inc.	27,137

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INFRASTRUCTURE REIT - 0.1% (Continued)
56	SBA Communications Corporation, Class A	$11,413
		90,272
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
2,070	Bank of New York Mellon Corporation (The)	159,038
1,510	BGC Group, Inc., Class A	13,681
167	CME Group, Inc.	38,782
76	Evercore, Inc., Class A	21,066
902	Goldman Sachs Group, Inc. (The)	516,503
71	Houlihan Lokey, Inc.	12,330
132	Interactive Brokers Group, Inc., Class A	23,320
315	Intercontinental Exchange, Inc.	46,938
802	Jefferies Financial Group, Inc.	62,877
437	Lazard, Inc.	22,497
122	Moelis & Company, Class A	9,013
4,101	Morgan Stanley	515,578
370	Nasdaq, Inc.	28,605
546	Northern Trust Corporation	55,965
34	Piper Sandler Companies	10,198
49	PJT Partners, Inc., Class A	7,733
207	SEI Investments Company	17,073
1,387	State Street Corporation	136,134
503	StoneX Group, Inc.(a)	49,279
40	Tradeweb Markets, Inc., CLASS A	5,237
45	Virtu Financial, Inc., Class A	1,606
		1,753,453
	INSURANCE - 2.4%
1,165	Aflac, Inc.	120,508
1,654	Allstate Corporation (The)	318,875
385	American Financial Group, Inc.	52,718
4,768	American International Group, Inc.	347,111
208	Arthur J Gallagher & Company	59,041
815	Assurant, Inc.	173,774
516	Brighthouse Financial, Inc.(a)	24,789
283	Brown & Brown, Inc.	28,872

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSURANCE - 2.4% (Continued)
409	Cincinnati Financial Corporation	$58,773
139	CNA Financial Corporation	6,723
458	CNO Financial Group, Inc.	17,042
3,079	Corebridge Financial, Inc.	92,154
1,634	Equitable Holdings, Inc.	77,076
48	Erie Indemnity Company, Class A	19,787
5,648	Genworth Financial, Inc.(a)	39,480
218	Globe Life, Inc.	24,311
220	Hanover Insurance Group, Inc.	34,025
1,328	Hartford Financial Services Group, Inc.	145,283
240	Horace Mann Educators Corporation	9,415
378	Jackson Financial, Inc., Class A	32,916
518	Kemper Corporation	34,416
2,056	Lincoln National Corporation	65,196
1,043	Loews Corporation	88,332
46	Markel Group, Inc.(a)	79,407
882	Marsh & McLennan Companies, Inc.	187,346
363	Mercury General Corporation	24,132
3,575	MetLife, Inc.	292,721
1,537	Old Republic International Corporation	55,624
984	Principal Financial Group, Inc.	76,171
1,256	Progressive Corporation (The)	300,950
2,047	Prudential Financial, Inc.	242,631
367	Radian Group, Inc.	11,641
407	Reinsurance Group of America, Inc.	86,947
56	RLI Corporation	9,230
173	Ryan Specialty Group Holdings, Inc.	11,100
74	Safety Insurance Group, Inc.	6,098
231	Selective Insurance Group, Inc.	21,603
944	Travelers Companies, Inc. (The)	227,400
205	Trupanion, Inc.(a)	9,881
288	United Fire Group, Inc.	8,194
330	Universal Insurance Holdings, Inc.	6,950
734	Unum Group	53,604

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSURANCE - 2.4% (Continued)
498	Voya Financial, Inc.	$34,277
1,094	W R Berkley Corporation	64,021
5	White Mountains Insurance Group Ltd.	9,725
		3,690,270
	INTERNET MEDIA & SERVICES - 4.9%
146	Airbnb, Inc., Class A(a)	19,186
36,256	Alphabet, Inc., Class A	6,863,261
19	Booking Holdings, Inc.	94,400
315	Expedia Group, Inc.(a)	58,694
3,624	Getty Images Holdings, Inc.(a)	7,828
115	GoDaddy, Inc., Class A(a)	22,698
296	IAC, Inc.(a)	12,769
389	Match Group, Inc.(a)	12,724
152	Netflix, Inc.(a)	135,481
21,000	Opendoor Technologies, Inc.(a)	33,600
871	Roku, Inc.(a)	64,750
497	TripAdvisor, Inc.(a)	7,341
65	VeriSign, Inc.(a)	13,452
418	Zillow Group, Inc., Class A(a)	29,615
		7,375,799
	LEISURE FACILITIES & SERVICES - 0.2%
42	Choice Hotels International, Inc.	5,963
189	Dave & Buster’s Entertainment, Inc.(a)	5,517
250	Hilton Grand Vacations, Inc.(a)	9,737
138	Hilton Worldwide Holdings, Inc.	34,108
118	Hyatt Hotels Corporation, Class A	18,524
337	Live Nation Entertainment, Inc.(a)	43,641
23	Madison Square Garden Sports Corporation(a)	5,191
288	Marriott International, Inc., Class A	80,334
196	Marriott Vacations Worldwide Corporation	17,601
59	TKO Group Holdings, Inc.(a)	8,384
293	Travel + Leisure Company	14,782
57	Vail Resorts, Inc.	10,685

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	LEISURE FACILITIES & SERVICES - 0.1% (Continued)
84	Wyndham Hotels & Resorts, Inc.	$8,466
		262,934
	LEISURE PRODUCTS - 0.1%
94	Acushnet Holdings Corporation	6,682
230	Brunswick Corporation	14,876
159	Hasbro, Inc.	8,890
96	LCI Industries	9,925
457	Mattel, Inc.(a)	8,103
169	Polaris, Inc.	9,738
182	Thor Industries, Inc.	17,419
921	Topgolf Callaway Brands Corporation(a)	7,239
157	Winnebago Industries, Inc.	7,501
		90,373
	MACHINERY - 4.1%
10,918	AGCO Corporation	1,020,615
628	Alamo Group, Inc.	116,751
323	Crane Company	49,015
7,467	Deere & Company	3,163,768
94	Donaldson Company, Inc.	6,331
5,236	Enovis Corporation(a)	229,756
179	Esab Corporation	21,469
137	Flowserve Corporation	7,880
3,791	Franklin Electric Company, Inc.	369,433
391	Gates Industrial Corporation plc(a)	8,043
66	Graco, Inc.	5,563
34	IDEX Corporation	7,116
123	Ingersoll Rand, Inc.	11,127
150	Lincoln Electric Holdings, Inc.	28,120
438	Lindsay Corporation	51,820
341	Middleby Corporation (The)(a)	46,188
21	Nordson Corporation	4,394
79	Parker-Hannifin Corporation	50,246
106	Regal Rexnord Corporation	16,444

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MACHINERY - 4.1% (Continued)
27	Snap-on, Inc.	$9,166
720	Stanley Black & Decker, Inc.	57,809
177	Tennant Company	14,431
312	Terex Corporation	14,421
6,557	Titan International, Inc.(a)	44,522
864	Toro Company (The)	69,206
5,326	Veralto Corporation	542,453
100	Xylem, Inc.	11,602
6,133	Zurn Elkay Water Solutions Corporation	228,761
		6,206,450
	MEDICAL EQUIPMENT & DEVICES - 11.8%
2,134	10X Genomics, Inc., Class A(a)	30,644
14,502	Abbott Laboratories	1,640,321
1,827	Agilent Technologies, Inc.	245,439
116	Align Technology, Inc.(a)	24,187
2,503	Alphatec Holdings, Inc.(a)	22,978
1,072	Artivion, Inc.(a)	30,648
738	AtriCure, Inc.(a)	22,553
4,100	Avanos Medical, Inc.(a)	65,272
11,234	Avantor, Inc.(a)	236,700
40,157	Baxter International, Inc.	1,170,978
7,990	Becton Dickinson and Company	1,812,690
159	BioLife Solutions, Inc.(a)	4,128
416	Bio-Rad Laboratories, Inc., Class A(a)	136,660
1,528	Bio-Techne Corporation	110,062
12,676	Boston Scientific Corporation(a)	1,132,220
1,706	Bruker Corporation	100,006
551	Castle Biosciences, Inc.(a)	14,684
318	Celcuity, Inc.(a)	4,163
1,310	CONMED Corporation	89,656
292	Cooper Companies, Inc. (The)(a)	26,844
3,952	Danaher Corporation	907,182
1,470	DENTSPLY SIRONA, Inc.	27,901

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 11.8% (Continued)
2,830	DexCom, Inc.(a)	$220,089
6,972	Edwards Lifesciences Corporation(a)	516,137
7,692	Embecta Corporation	158,840
846	Envista Holdings Corporation(a)	16,319
1,167	Exact Sciences Corporation(a)	65,574
17,876	GE HealthCare Technologies, Inc.	1,397,545
190	Glaukos Corporation(a)	28,489
1,112	Globus Medical, Inc., Class A(a)	91,974
1,084	Haemonetics Corporation(a)	84,639
5,453	Hologic, Inc.(a)	393,107
912	ICU Medical, Inc.(a)	141,515
74	IDEXX Laboratories, Inc.(a)	30,595
1,090	Illumina, Inc.(a)	145,657
409	Inari Medical, Inc.(a)	20,879
116	Inspire Medical Systems, Inc.(a)	21,504
385	Insulet Corporation(a)	100,512
881	Integer Holdings Corporation(a)	116,750
6,340	Integra LifeSciences Holdings Corporation(a)	143,791
943	Intuitive Surgical, Inc.(a)	492,208
89	iRhythm Technologies, Inc.(a)	8,025
618	Lantheus Holdings, Inc.(a)	55,286
140	LeMaitre Vascular, Inc.	12,900
784	Masimo Corporation(a)	129,595
1,034	Merit Medical Systems, Inc.(a)	100,008
113	Mettler-Toledo International, Inc.(a)	138,276
1,151	MiMedx Group, Inc.(a)	11,073
1,436	Myriad Genetics, Inc.(a)	19,688
133	Natera, Inc.(a)	21,054
2,526	Orthofix Medical, Inc.(a)	44,104
391	OrthoPediatrics Corporation(a)	9,063
1,388	Paragon 28, Inc.(a)	14,338
285	Penumbra, Inc.(a)	67,682
293	Quanterix Corporation(a)	3,115

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 11.8% (Continued)
4,726	QuidelOrtho Corporation(a)	$210,543
162	Repligen Corporation(a)	23,318
1,275	ResMed, Inc.	291,580
1,587	Revvity, Inc.	177,125
208	Soleno Therapeutics, Inc.(a)	9,350
3,457	Solventum Corporation(a)	228,369
2,775	Standard BioTools, Inc.	4,856
4,320	Stryker Corporation	1,555,416
2,074	Tandem Diabetes Care, Inc.(a)	74,705
1,424	Teleflex, Inc.	253,444
2,626	Thermo Fisher Scientific, Inc.	1,366,124
1,059	Treace Medical Concepts, Inc.(a)	7,879
202	Veracyte, Inc.(a)	7,999
373	Vericel Corporation(a)	20,481
288	Waters Corp.(a)	106,842
301	West Pharmaceutical Services, Inc.	98,596
6,571	Zimmer Biomet Holdings, Inc.	694,095
		17,806,970
	METALS & MINING - 0.0%(b)
765	A-Mark Precious Metals, Inc.	20,961

	MORTGAGE FINANCE - 0.0%(b)
2,567	Rithm Capital Corporation	27,801

	MULTI ASSET CLASS REIT - 0.0%(b)
347	Vornado Realty Trust	14,588
189	WP Carey, Inc.	10,297
		24,885
	OFFICE REIT - 0.0%(b)
149	Alexandria Real Estate Equities, Inc.	14,535
279	BXP, Inc.	20,746
		35,281
	PUBLISHING & BROADCASTING - 0.1%
162	New York Times Company (The), Class A	8,432

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	PUBLISHING & BROADCASTING - 0.1% (Continued)
1,486	News Corporation, Class B	$45,219
126	Nexstar Media Group, Inc.	19,904
381	Scholastic Corporation	8,127
757	TEGNA, Inc.	13,846
		95,528
	REAL ESTATE OWNERS & DEVELOPERS - 0.0%(b)
214	Howard Hughes Holdings, Inc.(a)	16,461

	REAL ESTATE SERVICES - 0.2%
8,423	Anywhere Real Estate, Inc.(a)	27,796
1,248	CBRE Group, Inc., Class A(a)	163,850
3,798	Compass, Inc.(a)	22,218
1,029	eXp World Holdings, Inc.	11,844
259	Jones Lang LaSalle, Inc.(a)	65,563
138	Marcus & Millichap, Inc.	5,280
890	Newmark Group, Inc., Class A	11,401
		307,952
	RENEWABLE ENERGY - 0.5%
133	EnerSys	12,293
3,447	Enphase Energy, Inc.(a)	236,740
1,290	First Solar, Inc.(a)	227,350
20,404	Sunrun, Inc.(a)	188,737
		665,120
	RESIDENTIAL REIT - 0.5%
1,330	American Homes 4 Rent, Class A	49,769
1,710	Apartment Investment and Management Company(a)	15,544
424	AvalonBay Communities, Inc.	93,266
385	Camden Property Trust	44,675
673	Equity LifeStyle Properties, Inc.	44,822
1,458	Equity Residential	104,625
201	Essex Property Trust, Inc.	57,373
595	Independence Realty Trust, Inc.	11,805
2,280	Invitation Homes, Inc.	72,892
450	Mid-America Apartment Communities, Inc.	69,557

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RESIDENTIAL REIT - 0.5% (Continued)
609	Sun Communities, Inc.	$74,889
1,148	UDR, Inc.	49,835
		689,053
	RETAIL - CONSUMER STAPLES - 2.0%
6,006	Albertsons Companies, Inc., A	117,958
179	Costco Wholesale Corporation	164,012
84	Five Below, Inc.(a)	8,817
5,742	Kroger Company (The)	351,123
1,004	SpartanNash Company	18,393
53	Sprouts Farmers Market, Inc.(a)	6,735
1,258	Target Corporation	170,056
48,650	Walgreens Boots Alliance, Inc.	453,905
18,825	Walmart, Inc.	1,700,839
		2,991,838
	RETAIL - DISCRETIONARY - 1.3%
57	Abercrombie & Fitch Company, Class A(a)	8,520
1,122	Advance Auto Parts, Inc.	53,059
535	American Eagle Outfitters, Inc.	8,918
20	AutoZone, Inc.(a)	64,040
842	Bath & Body Works, Inc.	32,644
133	Beacon Roofing Supply, Inc.(a)	13,510
4,070	Best Buy Company, Inc.	349,206
75	BlueLinx Holdings, Inc.(a)	7,662
174	Builders FirstSource, Inc.(a)	24,870
63	Burlington Stores, Inc.(a)	17,959
168	Dick’s Sporting Goods, Inc.	38,445
129	Floor & Decor Holdings, Inc., Class A(a)	12,861
857	Foot Locker, Inc.(a)	18,648
54	Freshpet, Inc.(a)	7,998
1,796	GameStop Corporation, Class A(a)	56,287
1,651	Gap, Inc. (The)	39,013
598	Genuine Parts Company	69,823
90	GMS, Inc.(a)	7,635
1,400	Home Depot, Inc. (The)	544,586

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - DISCRETIONARY - 1.3% (Continued)
1,316	Lowe’s Companies, Inc.	$324,789
214	MarineMax, Inc.(a)	6,195
48	O’Reilly Automotive, Inc.(a)	56,918
276	Ross Stores, Inc.	41,751
974	Sally Beauty Holdings, Inc.(a)	10,178
809	TJX Companies, Inc. (The)	97,735
510	Tractor Supply Company	27,061
63	Ulta Beauty, Inc.(a)	27,401
245	Urban Outfitters, Inc.(a)	13,446
		1,981,158
	RETAIL REIT - 0.0%(b)
292	Brixmor Property Group, Inc.	8,129
65	Federal Realty Investment Trust	7,277
608	Kimco Realty Corporation	14,245
280	Realty Income Corporation	14,955
115	Regency Centers Corporation	8,502
238	Simon Property Group, Inc.	40,986
		94,094
	SELF-STORAGE REIT - 0.0%(b)
50	Extra Space Storage, Inc.	7,480
63	Public Storage	18,865
		26,345
	SEMICONDUCTORS - 2.7%
789	Advanced Micro Devices, Inc.(a)	95,303
268	Allegro MicroSystems, Inc.(a)	5,858
1,572	Amkor Technology, Inc.	40,385
294	Analog Devices, Inc.	62,463
1,503	Applied Materials, Inc.	244,433
893	Azenta, Inc.(a)	44,650
1,106	Broadcom, Inc.	256,415
99	Cirrus Logic, Inc.(a)	9,858
187	Coherent Corporation(a)	17,715
131	CTS Corporation	6,908
203	Diodes, Inc.(a)	12,519

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SEMICONDUCTORS - 2.7% (Continued)
341	Entegris, Inc.	$33,779
139	FormFactor, Inc.(a)	6,116
966	GLOBALFOUNDRIES, Inc.(a)	41,451
97,164	Intel Corporation	1,948,138
138	IPG Photonics Corporation(a)	10,035
141	KLA Corporation	88,847
2,333	Lam Research Corporation	168,513
250	Marvell Technology, Inc.	27,613
662	Microchip Technology, Inc.	37,966
2,142	Micron Technology, Inc.	180,271
15	Monolithic Power Systems, Inc.	8,876
1,001	NVIDIA Corporation	134,424
745	ON Semiconductor Corporation(a)	46,972
52	Onto Innovation, Inc.(a)	8,667
207	Photronics, Inc.(a)	4,877
253	Qorvo, Inc.(a)	17,692
1,498	QUALCOMM, Inc.	230,123
77	Silicon Laboratories, Inc.(a)	9,565
417	Skyworks Solutions, Inc.	36,980
149	Synaptics, Inc.(a)	11,372
220	Teradyne, Inc.	27,702
746	Texas Instruments, Inc.	139,882
345	Ultra Clean Holdings, Inc.(a)	12,403
1,442	Vishay Intertechnology, Inc.	24,427
		4,053,198
	SOFTWARE - 3.1%
184	ACI Worldwide, Inc.(a)	9,551
163	Adobe, Inc.(a)	72,483
258	Akamai Technologies, Inc.(a)	24,678
30	ANSYS, Inc.(a)	10,120
56	Autodesk, Inc.(a)	16,552
127	Bentley Systems, Inc., Class B	5,931
54	Cadence Design Systems, Inc.(a)	16,225
769	Concentrix Corporation	33,275

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SOFTWARE - 3.1% (Continued)
128	Dayforce, Inc.(a)	$9,298
94	Donnelley Financial Solutions, Inc.(a)	5,897
322	Dropbox, Inc., Class A(a)	9,673
1,347	Evolent Health, Inc., Class A(a)	15,154
228	Fortinet, Inc.(a)	21,541
604	Gen Digital, Inc.	16,537
68	Intuit, Inc.	42,738
9,009	Microsoft Corporation	3,797,293
1,406	Oracle Corporation	234,296
358	Oscar Health, Inc. - Class A(a)	4,811
114	Palo Alto Networks, Inc.(a)	20,743
50	Paycom Software, Inc.	10,248
33	Paylocity Holding Corporation(a)	6,583
919	Privia Health Group, Inc.(a)	17,966
39	PTC, Inc.(a)	7,171
41	Roper Technologies, Inc.	21,314
372	Salesforce, Inc.	124,371
32	ServiceNow, Inc.(a)	33,924
479	SS&C Technologies Holdings, Inc.	36,299
54	Synopsys, Inc.(a)	26,209
392	Teradata Corporation(a)	12,211
15	Tyler Technologies, Inc.(a)	8,650
44	Veeva Systems, Inc., Class A(a)	9,251
2,628	Veradigm, Inc.(a)	25,623
83	Workday, Inc., Class A(a)	21,416
		4,728,032
	SPECIALTY FINANCE - 0.8%
2,265	Ally Financial, Inc.	81,563
1,089	American Express Company	323,204
1,349	Capital One Financial Corporation	240,553
599	Discover Financial Services	103,765
308	Enact Holdings, Inc.	9,973
1,805	Fidelity National Financial, Inc.	101,333
1,078	First American Financial Corporation	67,310

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SPECIALTY FINANCE - 0.8% (Continued)
473	MGIC Investment Corporation	$11,215
284	Mr Cooper Group, Inc.(a)	27,267
552	OneMain Holdings, Inc.	28,776
279	PennyMac Financial Services, Inc.	28,497
234	PROG Holdings, Inc.	9,889
3,839	Rocket Companies, Inc.(a)	43,227
325	Stewart Information Services Corporation	21,934
1,614	Synchrony Financial	104,910
3,292	UWM Holdings Corporation	19,324
94	Walker & Dunlop, Inc.	9,138
		1,231,878
	SPECIALTY REITS - 0.0%(b)
130	Iron Mountain, Inc.	13,664
103	Lamar Advertising Company, Class A	12,539
		26,203
	STEEL - 0.0%(b)
151	Commercial Metals Company	7,490
157	Olympic Steel, Inc.	5,151
146	Reliance, Inc.	39,312
		51,953
	TECHNOLOGY HARDWARE - 5.4%
15,399	Apple, Inc.	3,856,218
271	Arista Networks Inc(a)	29,954
389	Arrow Electronics, Inc.(a)	44,004
500	Avnet, Inc.	26,160
403	Benchmark Electronics, Inc.	18,296
252	Ciena Corporation(a)	21,372
4,457	Cisco Systems, Inc.	263,854
3,048	Corning, Inc.	144,841
2,114	Corsair Gaming, Inc.(a)	13,974
243	Crane NXT Company	14,147
11,152	Dell Technologies, Inc., Class C	1,285,157
719	Diebold Nixdorf, Inc.(a)	30,946
120	Dolby Laboratories, Inc., Class A	9,372

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY HARDWARE - 5.4% (Continued)
69	F5, Inc.(a)	$17,351
14,905	Hewlett Packard Enterprise Company	318,222
33,759	HP, Inc.	1,101,556
1,498	Jabil, Inc.	215,562
579	Juniper Networks, Inc.	21,684
74	Motorola Solutions, Inc.	34,205
867	NCR Atleos Corporation(a)	29,409
3,567	NCR Voyix Corporation(a)	49,367
510	NetApp, Inc.	59,201
153	Plexus Corporation(a)	23,941
295	Pure Storage, Inc., Class A(a)	18,122
652	Sanmina Corporation(a)	49,337
512	Sonos, Inc.(a)	7,700
1,087	Stratasys Ltd.(a)	9,663
2,427	Super Micro Computer, Inc.(a)	73,975
816	TD SYNNEX Corporation	95,700
619	TTM Technologies, Inc.(a)	15,320
23	Ubiquiti, Inc.	7,634
2,019	ViaSat, Inc.(a)	17,182
2,501	Western Digital Corporation(a)	149,135
4,888	Xerox Holdings Corporation	41,206
130	Zebra Technologies Corporation, Class A(a)	50,209
		8,163,976
	TECHNOLOGY SERVICES - 1.6%
335	Amdocs Ltd.	28,522
346	Automatic Data Processing, Inc.	101,285
1,023	Block, Inc.(a)	86,945
125	Broadridge Financial Solutions, Inc.	28,261
695	CDW Corporation	120,958
1,629	Cognizant Technology Solutions Corporation, Class A	125,270
49	Coinbase Global, Inc., Class A(a)	12,167
4,757	Conduent, Inc.(a)	19,218
262	CoStar Group, Inc.(a)	18,757
5,138	DXC Technology Company(a)	102,657

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY SERVICES - 1.6% (Continued)
94	EPAM Systems, Inc.(a)	$21,979
104	Equifax, Inc.	26,504
208	Euronet Worldwide, Inc.(a)	21,391
253	ExlService Holdings, Inc.(a)	11,228
21	FactSet Research Systems, Inc.	10,086
4	Fair Isaac Corporation(a)	7,964
604	Fidelity National Information Services, Inc.	48,785
402	Fiserv, Inc.(a)	82,579
91	Gartner, Inc.(a)	44,087
474	Global Payments, Inc.	53,116
113	ICF International, Inc.	13,471
137	Insight Enterprises, Inc.(a)	20,838
1,821	International Business Machines Corporation	400,311
70	Jack Henry & Associates, Inc.	12,271
240	John Wiley & Sons, Inc., Class A	10,490
3,872	Kyndryl Holdings, Inc.(a)	133,971
337	Mastercard, Inc., Class A	177,454
484	MAXIMUS, Inc.	36,131
82	Moody’s Corporation	38,816
40	Morningstar, Inc.	13,470
23	MSCI, Inc.	13,800
226	Paychex, Inc.	31,690
1,444	PayPal Holdings, Inc.(a)	123,246
93	S&P Global, Inc.	46,317
86	Shift4 Payments, Inc., Class A(a)	8,925
205	Toast, Inc., Class A(a)	7,472
193	TransUnion	17,893
75	Verisk Analytics, Inc.	20,657
781	Visa, Inc., Class A	246,827
3,659	Western Union Company (The)	38,785
		2,384,594
	TELECOMMUNICATIONS - 2.3%
54,727	AT&T, Inc.	1,246,134
319	EchoStar Corporation, Class A(a)	7,305

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TELECOMMUNICATIONS - 2.3% (Continued)
1,593	Frontier Communications Parent, Inc.(a)	$55,277
5,315	Globalstar, Inc.(a)	11,002
239	IDT Corporation, Class B	11,357
1,656	Iridium Communications, Inc.	48,057
18,492	Lumen Technologies, Inc.(a)	98,193
1,443	Telephone and Data Systems, Inc.	49,221
2,464	T-Mobile US, Inc.	543,879
566	United States Cellular Corporation(a)	35,499
32,908	Verizon Communications, Inc.	1,315,991
		3,421,915
	TRANSPORTATION & LOGISTICS - 0.1%
351	CSX Corporation	11,327
71	FedEx Corporation	19,974
1,237	GXO Logistics, Inc.(a)	53,809
122	Kirby Corporation(a)	12,908
29	Norfolk Southern Corporation	6,806
149	Ryder System, Inc.	23,372
170	Union Pacific Corporation	38,767
366	United Parcel Service, Inc., B	46,153
		213,116
	TRANSPORTATION EQUIPMENT - 0.1%
209	Cummins, Inc.	72,857

	WHOLESALE - CONSUMER STAPLES - 2.5%
45,991	Archer-Daniels-Midland Company	2,323,466
15,746	Bunge Global S.A.	1,224,409
1,442	Sysco Corporation	110,255
2,543	United Natural Foods, Inc.(a)	69,449
		3,727,579
	WHOLESALE - DISCRETIONARY - 0.1%
123	ePlus, Inc.(a)	9,087
1,476	LKQ Corporation	54,243
769	PC Connection, Inc.	53,269
22	Pool Corporation	7,501

See accompanying notes to financial statements.

HUMANKIND US STOCK ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	WHOLESALE - DISCRETIONARY - 0.1% (Continued)
1,244	ScanSource, Inc.(a)	$59,027
		183,127
	TOTAL COMMON STOCKS (Cost $139,875,159)	150,634,244

Shares		Strike Price	Expiration Date	Fair Value
	RIGHT — 0.0%(b)
	BIOTECH & PHARMA - 0.0%(b)
56	ABIOMED, Inc. - CVR(a),(c),(d),(e)	$35		$431
64	Albireo Pharma, Inc. - CVR(a),(c),(d),(e)	$10		138
322	Bristol-Myers Squibb Company CVR(a),(c),(d),(e)	$12		225
336	Inhibrx, Inc. - CVR(a),(c),(d),(e)	$5	6/30/2027	212
535	Novartis A.G. CVR(a),(c),(d),(e)	$2	12/31/2025	578
				1,584
	TOTAL RIGHT (Cost $868)			1,584

	TOTAL INVESTMENTS - 99.6% (Cost $139,876,027)			$150,635,828
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%			657,855
	NET ASSETS - 100.0%			$151,293,683

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Depreciation
1	CME E-Mini Standard & Poor’s 500 Index Future	03/21/2025	$296,788	$(4,462)

	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
CVR	- Contingent Value Right
L.P.	- Limited Partnership
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

See accompanying notes to financial statements.

S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The value of this security has been determined in good faith under policies approved by the Board of Directors.
(d)	Restricted security.
(e)	Illiquid security. The total fair value of these securities as of December 31, 2024 was $1,725, represents less than 0.01% of net assets.
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Humankind US Stock ETF

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investment securities:
Securities at Cost	$139,876,027
Securities at Value	$150,635,828
Cash	472,046
Dividends and interest receivable	127,690
Due from Authorized Participant	1,592,815
Deposit with broker	81,928
TOTAL ASSETS	152,910,307

LIABILITIES
Investment advisory fees payable	14,844
Net unrealized depreciation on futures contracts	4,462
Payable for investments purchased	1,597,318
TOTAL LIABILITIES	1,616,624
NET ASSETS	$151,293,683

Net Assets Consist of:
Paid in capital	$157,285,119
Accumulated losses	(5,991,436)
NET ASSETS	$151,293,683

Net Asset Value Per Share:
Net Assets	$151,293,683
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,750,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$31.85

See accompanying notes to financial statements.

Humankind US Stock ETF

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (foreign withholding taxes $1,493)	$2,655,889
Interest	17,673
TOTAL INVESTMENT INCOME	2,673,562

EXPENSES
Investment advisory fees	158,516
Interest expense	25
TOTAL EXPENSES	158,541

NET INVESTMENT INCOME	2,515,021

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
Investments:	(3,092,996)
Futures transactions	58,556
In-Kind Redemptions:	14,320,148
Net change in unrealized appreciation on investments	54,112
Net change in unrealized depreciation on futures contracts	(4,462)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	11,335,358

NET INCREASE IN NET ASSETS FROM OPERATIONS	$13,850,379

See accompanying notes to financial statements.

Humankind US Stock ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$2,515,021	$2,331,383
Net realized loss from investments and future transactions	(3,034,440)	(8,360,747)
Net realized gain from In-Kind redemptions	14,320,148	7,796,085
Net change in unrealized appreciation on investments	54,112	13,162,252
Net change in unrealized depreciation on futures contracts	(4,462)	-
Net increase in net assets resulting from operations	13,850,379	14,928,973

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributions paid from earnings	(2,527,835)	(2,335,275)
Net decrease in net assets from distributions to shareholders	(2,527,835)	(2,335,275)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	55,576,252	27,526,646
Payments for shares redeemed	(47,371,209)	(34,503,565)
Net increase (decrease) in net assets from shares of beneficial interest	8,205,043	(6,976,919)

TOTAL INCREASE IN NET ASSETS	19,527,587	5,616,779

NET ASSETS:
Beginning of Year	131,766,096	126,149,317
End of Year	$151,293,683	$131,766,096

SHARE ACTIVITY
Shares Sold	1,750,000	1,000,000
Shares Redeemed	(1,500,000)	(1,254,000)
Net increase (decrease) in shares of beneficial interest outstanding	250,000	(254,000)

See accompanying notes to financial statements.

Humankind US Stock ETF

Financial Highlights

(Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Each Year/Period Presented)

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period Ended December 31, 2021*
Net asset value, beginning of year/period	$29.28	$26.54	$29.70	$25.00

Activity from investment operations:
Net investment income (1)	0.55	0.50	0.47	0.37
Net realized and unrealized gain (loss) on investments	2.57	2.75	(3.16)	4.69
Total from investment operations	3.12	3.25	(2.69)	5.06

Less distributions from:
Net investment income	(0.55)	(0.51)	(0.47)	(0.33)
Return of capital	-	-	-	(0.03)
Total distributions	(0.55)	(0.51)	(0.47)	(0.36)

Net asset value, end of year/period	$31.85	$29.28	$26.54	$29.70

Total return (2)	10.65%	12.35%	(9.05)%	20.31	%(4)

Net assets, end of year/period (000s)	$151,294	$131,766	$126,149	$111,485

Ratio of expenses to average net assets	0.11%	0.11%	0.11%	0.11	%(5)

Ratio of net investment income to average net assets	1.74%	1.83%	1.74%	1.54	%(5)

Portfolio Turnover Rate (3)	30%	27%	26%	22	%(4)

*	The Humankind US Stock ETF commenced operations on February 24, 2021.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total return is historical in nature and assumes changes in share price, reinvestment of all dividends and distributions, if any.
(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)
(4)	Not Annualized.
(5)	Annualized

See accompanying notes to financial statements.

Humankind US Stock ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

1.	ORGANIZATION

Humankind Benefit Corporation (the “Company”), is organized as a Benefit Corporation pursuant to the laws of the State of Maryland. The Company was incorporated on July 6, 2020. The Humankind US Stock ETF (the “Fund”) is a diversified series of the Company and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Humankind US Equity Index (the “Index”). The Fund’s investment objective may be changed without the consent of the shareholders of the Fund. The Fund commenced operations on February 24, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Segment Reporting – During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023- 07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single operating segment. In connection with the adoption of ASU 2023-07, the Fund’s President and portfolio manager have been designated as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the portfolio manager and President of the Fund, who are responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Directors (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value per share (“NAV”) is determined, may use alternative market prices provided by a pricing service.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the Adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

Fair Valuation Process. The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) where applicable “the size and nature of the Fund’s holdings”; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$150,634,103	$141	$-	$150,634,244
Right	-	575	1,009	1,584
Total	$150,634,103	$716	$1,009	$150,635,828

Liabilities*	Level 1	Level 2	Level 3	Total
Futures contracts**	$4,462	$-	$-	$4,462

*	Please refer to the Schedule of Investments for industry classifications.
**	Represents the net unrealized depreciation of futures contracts.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Rights	Total
Beginning balance 12/31/2023	$1,009	$1,009
Total realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Cost of purchases	-	-
Proceeds from sales	-	-
Net transfers in/out of level 3	-	-
Ending balance 12/31/2024	$1,009	$1,009

The significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 private investment position in the Abiomed CVR, are as follows: (1) updates from Johnson and Johnson including new clinical trials data; (2) the revenue trajectory from Abiomed as an independent public company before the acquisition; and (3) existing information about the efficacy and safety of the company’s devices in related indications. A significant series of clinically adverse events associated with the Impella heart pump system could decrease the potential fair value of the CVR.

The significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 private investment position in the Novartis A.G CVR, are as follows: (1) updates from Novartis on the efficacy and safety of atrasentan from the phase 3 trial for IgA Nephropathy, (2) FDA communications specific to an NDA filing for atrasentan or more generally about risk mitigation for hepatotoxicity of endothelin receptor antagonists, and (3) updates from clinical trials of atrasentan or other pharmaceuticals for the treatment of focal segmental glomerulosclerosis. A significant series of clinically adverse events associated with atrasentan could decrease the potential fair value of the CVR.

The total change in unrealized appreciation or depreciation included in the Statement of Operations attributable to Level 3 investments still held at December 31, 2024 was $0 for the Fund.

Impact of Derivatives on the Statements of Operations

The derivative instruments outstanding as of December 31, 2024 as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of December 31, 2024:

	Asset Derivatives
Contract Type/Primary Risk Exposure	Balance Sheet Location	Fair Value
Futures Contracts - Equity Risk	Net unrealized depreciation on futures contracts	$4,462

The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of December 31, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity Futures Contracts	Net realized gain from futures contracts Net change in unrealized depreciation on futures contracts

The following is a summary of the Fund’s realized loss and unrealized depreciation on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended December 31, 2024:

Realized gain on derivatives recognized in the Statements of Operations
Derivative Investment Type	Equity Risk	Total for the Year Ended December 31, 2024
Futures contracts	$58,556	$58,556

Net change in unrealized depreciation on derivatives recognized in the Statements of Operations
Derivative Investment Type	Equity Risk	Total for the Year Ended December 31, 2024
Futures contracts	$(4,462)	$(4,462)

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Non-cash dividends are included in dividend income on the ex-dividend date at the fair market value of the shares received. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or NAVs per share of the Fund.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

Federal Income Tax – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year ended December 31, 2021, to December 30, 2023 or expected to be taken in the Fund’s December 31, 2024, year-end tax returns. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Company indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to the Company. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than in-kind transactions and short-term investments, amounted to $42,995,187 and $42,300,944 respectively. For the year ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $55,181,779 and $47,019,040, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Humankind Investments LLC, (the “Adviser”) serves as the Fund’s investment adviser. Pursuant to an investment advisory agreement with the Company, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio and supervises the performance of administrative and professional services provided by others. The Adviser pays all operating expenses of the Fund, except for the fee payments under the Advisory Agreement, brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Company’s Directors and officers with respect thereto, and authorized expenses pursuant to Rule 12b-1 under the 1940 Act. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.11% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred $158,516 in advisory fees, and $14,844 was due to the Adviser.

Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund. The Company, with respect to the Fund, has adopted the Company’s ETF Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), which allows the Fund to pay the Fund’s distributor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets. As of December 31, 2024, the Plan has not been activated. For the year ended December 31, 2024, the Fund did not incur any distribution fees.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Directors’ fees, but not payments under the Fund’s 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and extraordinary or non-recurring expenses (including litigation to which the Company or the Fund may be a party and indemnification of the Directors and officers with respect thereto). The Adviser, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Company. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Company, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Company. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant, or as a result of other market circumstances. In addition, the Fund generally imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades, which is payable to the custodian (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	2.00%

*	As a percentage of the amount invested.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION - TAX BASIS

At December 31, 2024, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Humankind US Stock ETF	$139,863,234	$20,597,035	$(9,824,440)	$10,772,595

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended December 31, 2024, and December 31, 2023, was as follows:

	Fisical Year Eneded	Fiscal Year Ended
	December 31, 2024	December 31, 2023
Ordinary Income	$2,527,835	$2,335,275
Long-Term Capital Gain	-	-
Return of Capital	-	-
	$2,527,835	$2,335,275

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$-	$-	$-	$(16,764,031)	$-	$10,772,595	$(5,991,436)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open Section 1256, and adjustments for partnerships, and C- Corporation return of capital distributions.

At December 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$6,527,130	$10,236,901	$16,764,031	$-

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess, adjustments for prior year tax returns and redemptions in-kind have been made to increase (decrease) such accounts with offsetting adjustments for the Fund for the fiscal year ended December 31, 2024, as follows:

Paid In
Capital	Accumulated Deficit
$14,292,343	$(14,292,343)

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

8.	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. The Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2024, the Fund was invested in the following restricted securities:

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
ABIOMED, Inc. - CVR	12/22/2022	56	$431	$431	0.0%
Albireo Pharma, Inc. - CVR	3/3/2023	64	-	138	0.0%
Bristol-Myers Squibb Company CVR	1/23/2024	322	225	225	0.0%
Inhibrx, Inc CVR	5/30/2024	336	212	212	0.0%
Novartis A.G. - CVR	8/11/2023	535	-	578	0.0%
OmniAb, Inc. - Earnout shares	7/7/2021	74	427	141	0.0%

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder of Humankind US Stock ETF

and to the Board of Directors of Humankind Benefit Corporation

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Humankind US Stock ETF (the “Fund”), a series of shares of beneficial interest in Humankind Benefit Corporation, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations, the changes in net assets and the financial highlights for the two‐year period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year and periods ended December 31, 2022, and prior, were audited by other auditors whose report dated March 1, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian or by other appropriate audit procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

February 28, 2025

Humankind US Stock ETF

ADDITIONAL INFORMATION

December 31, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At its meeting in November 2024, the Board of Directors (the “Board”), including the Independent Directors, considered the continuation of the Investment Advisory Agreement between the Humankind Benefit Corporation (the “Company”) and Humankind Investments, LLC (the “Adviser”) with respect to the Humankind U.S. Stock ETF (separately, the “Fund” and the “Investment Advisory Agreement”). The material factors and conclusions that formed the basis of the Board’s determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided - The Board, including the Independent Directors, considered the scope of services that the Adviser provides under the Investment Advisory Agreement, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that the Adviser effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) performing compliance services on behalf of the Fund. The Independent Directors noted no changes to the services that the Adviser provides to the Fund under the terms of the Investment Advisory Agreement. The Board, including the Independent Directors, considered the Adviser’s capitalization and its assets under management. The Board, including the Independent Directors, further considered the investment philosophy and investment industry experience of the portfolio managers, noting the investment methodology developed by the Adviser and utilized to manage the Fund’s portfolio consistent with the index it tracks, and in accordance with its investment strategy. The Board, including the Independent Directors also considered the Fund’s performance compared to its benchmark index for the oneyear, three-year and since inception periods ended September 30, 2024. Based upon the foregoing, the Board including the Independent Directors, concluded that they are satisfied with the nature, extent, and quality of services that the Adviser provides to the Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability - The Board, including the Independent Directors, considered the unitary management fee that the Fund pays to the Adviser under the Investment Advisory Agreement, as well as the Adviser’s profitability from the services that it renders to the Fund, noting that such services were unprofitable during the last fiscal year and were projected to be unprofitable in the current fiscal year, absent substantial growth in the Fund’s assets. The Board, including the Independent Directors, considered the Adviser’s business plans, as further discussed earlier in executive session, aimed at growing the business and the path toward profitability. The Board, including the Independent Directors, noted that, while the Rule 12b-1 Plan had been approved on behalf of the Fund, Rule 12b-1 fees were neither accrued nor paid pursuant to the Rule 12b-1 Plan. The Independent Directors also considered Humankind’s commitment with respect to the Fund and the growth of assets in the Fund over time.

Comparative Fee and Expense Data - The Board, including the Independent Directors, noted that the Fund’s unitary fee was lower than the median and average for both the Morningstar category and the Broadridge custom peer groups. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, or from one investment product to another, the Board concluded that the Adviser’s advisory fee continues to be reasonable.

Humankind US Stock ETF

ADDITIONAL INFORMATION (Continued)

December 31, 2024

Economies of Scale - The Board, including the Independent Directors, considered whether the Fund may benefit from any economies of scale and did not find that any meaningful economies of scale were realized, noting the relatively low level of assets in the Fund. The Board, including the Independent Directors, also noted the Adviser’s view that due to the Fund’s total assets and the Adviser’s current unprofitability with respect to the Fund, fee breakpoints are not necessary or appropriate at this time.

Other Benefits - The Board, including the Independent Directors, noted that the Adviser does not utilize soft dollar arrangements with respect to portfolio transactions and does not use affiliated brokers to execute the Fund’s portfolio transactions. The Board, including the Independent Directors, concluded that all things considered, the Adviser does not receive material additional financial benefits from services rendered to the Fund.

General Conclusion - After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser throughout the course of the year and since the inception of the Fund, the Board, including the Independent Directors voting separately, concluded in its business judgment that the terms of the Investment Advisory Agreement between the Adviser and the Company were fair and reasonable, and that it would be in the best interests of the Fund and its shareholders to approve renewal of the Investment Advisory Agreement. In reaching this conclusion, the Board, including the Independent Directors, did not give particular weight to any single piece of information or factor examined. The Board, including the Independent Directors, considered various factors and information over the course of the year and since inception in numerous meetings, some of which were in executive session. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Investment Advisory Agreement

INVESTMENT ADVISER

Humankind Investments LLC

79 Madison Avenue

New York, NY 10016

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

HUMANKIND-AR24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Humankind US Stock ETF

By (Signature and Title)

/s/ James Katz
James Katz, Director

Date	3/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1933 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Katz
James Katz, Principal Executive Officer/President

Date	3/5/2025

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Financial Officer/Treasurer

Date	3/5/2025